Income tax expenses (Details Textual)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2011 PRC Income Tax Laws [Member]	Jun. 30, 2010 PRC Income Tax Laws [Member]	Jun. 30, 2009 PRC Income Tax Laws [Member]	Jun. 30, 2008 PRC Income Tax Laws [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate					33.00%
Ffective Income Tax Rate Reconciliation Preferential Tax Rate					15.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate					50.00%
Enterprise Income Tax Rate To Foreign and Domestic Enterprises			25.00%		24.00%	22.00%	10.00%	25.00%
Effective Income Tax Rate Reconciliation Income Tax Relief							50.00%
Income Tax Rate			25.00%				10.00%
Undistributed Earnings of Foreign Subsidiaries	$ 40,500,265	257,298,185
Effective Income Tax Rate Reconciliation, Tax Settlements, Domestic			25.00%
Operating Loss Carryforwards, Valuation Allowance	$ 3,307,956	21,015,447	24,721,823	55,339,193
Operating Loss Carryforwards, Expiration Dates	June 30, 2016	June 30, 2016	June 30, 2015	June 30, 2014